GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year ended December 31
	2025	2024
Salaries and benefits	$5,296,838	$2,612,010
Professional fees	2,098,097	1,332,556
Office and other expenses	3,447,183	2,106,319
Depreciation	814,616	813,654
Total general and administrative expenses	$11,656,734	$6,864,539